Condensed Financial Statements of Parent Company - Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Financial Statements Captions [Line Items]
Cash flows provided by/(used in) operating activities	¥ (279,100)	$ (43,801)	¥ (863,774)	¥ (2,367,295)
Cash flows provided by/(used in) investing activities	75,521	11,850	782,545	(1,224,152)
Cash flows provided by/(used in) financing activities	(66,094)	(10,371)	307,746	1,768,001
Effect of exchange rate changes on cash	(9,263)	(1,453)	(7,415)	12,847
Cash, cash equivalents and restricted cash at the beginning of year	594,791	93,336	375,689	2,186,288
Cash, cash equivalents and restricted cash at the end of year	315,833	49,561	594,791	375,689
Parent Company
Condensed Financial Statements Captions [Line Items]
Cash flows provided by/(used in) operating activities	(14,807)	(2,323)	(354)	39,183
Cash flows provided by/(used in) investing activities	(32,506)	(5,101)	(10,008)	(3,327,606)
Cash flows provided by/(used in) financing activities			(135,744)	1,397,382
Effect of exchange rate changes on cash	1		(240)	15,904
Net increase in cash and cash equivalents	17,700	2,778	(146,346)	(1,875,137)
Cash, cash equivalents and restricted cash at the beginning of year	1,933	303	148,279	2,023,416
Cash, cash equivalents and restricted cash at the end of year	¥ 19,633	$ 3,081	¥ 1,933	¥ 148,279